Cover	Jul. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2026
Entity File Number	001-42485
Entity Registrant Name	Columbus Acquisition Corp/Cayman Islands
Entity Central Index Key	0002028201
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14 Prudential Tower
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	049712
City Area Code	+1
Local Phone Number	949 899 1827
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one ordinary share, $0.0001 par value, and one Right to acquire one-seventh of one ordinary share
Title of 12(b) Security	Units, consisting of one ordinary share, $0.0001 par value, and one Right to acquire one-seventh of one ordinary share
Trading Symbol	COLAU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	COLA
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-seventh of one ordinary share
Title of 12(b) Security	Rights, each whole right to acquire one-seventh of one ordinary share
Trading Symbol	COLAR
Security Exchange Name	NASDAQ